SCHEDULE OF LAND AND BUILDING (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	$ (844,127)	$ (772,596)	$ (184,393)
Buildings, net	1,830,344	1,818,825	863,745
Land - Emerald Grove [Member]
Property, Plant and Equipment [Line Items]
Land and buildings, gross	203,419	203,419	203,419
Land - Rancho Costa Verde Development [Member]
Property, Plant and Equipment [Line Items]
Land and buildings, gross	15,573,107	22,797,221
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Land and buildings, gross		$ 2,677	1,877
Useful life of asset	5 years	5 years
Building - Emerald Grove & RCVD [Member]
Property, Plant and Equipment [Line Items]
Land and buildings, gross	$ 2,674,471	$ 2,591,421	$ 1,048,138
Useful life of asset	20 years	20 years